Interim Balance Sheets - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash	$ 5,015	$ 1,366	$ 2,543
Prepaid expenses	24,000	5,178	3,000
Total Current Assets	29,015	6,544	5,543
Total Assets	29,015	6,544	5,543
CURRENT LIABILITIES
Accounts payable and accrued liabilities	35,397	33,655	48,169
License fee payable	33,500	33,500	33,500
Demand notes and accrued interest payable		134,276	126,498
Convertible notes and accrued interest payable	153,194
Convertible notes payable	183,490	163,490	163,000
Related party convertible loan			490
TOTAL LIABILITIES	405,581	364,921	371,657
STOCKHOLDERS' DEFICIIT
Common Stock Par Value: $0.001 Authorized 500,000,000 shares Issued and outstanding: 18,057,565 shares (Dec 31, 2019 - 18,057,565 shares) (Dec 31, 2018 - 16,757,565 shares)	18,057	18,057	16,757
Additional Paid in Capital	197,845	197,845	119,145
Shares subscribed			30,000
Accumulated deficit	(592,468)	(574,279)	(532,016)
Total stockholders' deficit	(376,566)	(358,377)	(366,114)
Total liabilities and stockholders' deficit	$ 29,015	$ 6,544	$ 5,543